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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                -------------

Check here if Amendment [ ]; Amendment Number:  _____
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
         ----------------------------
Address: 2201 E. Lamar, Ste. 260
         ----------------------------
         Arlington, TX 76006
         ----------------------------

         ----------------------------

From 13F File Number: 28-10642
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    L. Scott Rand
         ----------------------------
Title:   Chief Investment Officer
         ----------------------------
Phone:   817-649-2100
         ----------------------------

Signature, Place, and Date of Signing:


   L. Scott Rand          Arlington, TX           August 4, 2004
--------------------    -----------------     ----------------------
     [Signature]             [City]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -----------
Form 13F Information Table Entry Total:   31
                                        -----------
Form 13F Information Table Value Total:   106,172
                                        -----------
                                        (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS      SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Action
Performance        COMMON        004933107       752        49,900     SH             SOLE          N/A          49,900
Adaptec Inc        NOTE .75%
                   12/22/23      00651FAF5     6,857     7,000,000    PRN             SOLE          N/A       7,000,000
Allete Inc         COMMON        018522102     5,828       175,000     SH             SOLE          N/A         175,000
Barnes & Noble     COMMON        067774109     9,814       288,803     SH             SOLE          N/A         288,803
Brinker
International
Inc                COMMON        109641100     1,024        30,000     SH             SOLE          N/A          30,000
Brocade            NOTE 2%
                   1/1/07        111621AB4     5,453     6,000,000    PRN             SOLE          N/A       6,000,000
California
Pizza Kitchen
Inc                COMMON        13054D109       975        50,900     SH             SOLE          N/A          50,900
Comverse
Technology         DBCV 1.5%
                   12/1/2005     205862AJ4     4,410     4,500,000    PRN             SOLE          N/A       4,500,000
Culp Inc           COMMON        230215105     1,383       177,700     SH             SOLE          N/A         177,700
Department 56      COMMON        249509100     4,411       286,400     SH             SOLE          N/A         286,400
Eastman Kodak Co   NOTE 3.375%
                   10/15/2033    2774618X0     3,313     3,000,000    PRN             SOLE          N/A       3,000,000
Extreme Networks   NOTE 3.5%
                   12/1/2006     30226DAB2     1,433     1,500,000    PRN             SOLE          N/A       1,500,000
Gap Stores         NOTE 5.75%
                   3/15/09       364760AJ7     8,563     5,500,000    PRN             SOLE          N/A       5,500,000
Gap Stores         NOTE 5.75%
                   3/15/09       364760AH1     3,114     2,000,000    PRN             SOLE          N/A       2,000,000
Genesco            SDCV 4.125%
                   6/15/2023     371532AN2       646       500,000    PRN             SOLE          N/A         500,000
Genesco            SDCV 4.125%
                   6/15/2023     371532AM4     6,461     5,000,000    PRN             SOLE          N/A       5,000,000
Griffon Corp       NOTE 4%
                   7/18/2023     398433AC6     1,770     1,500,000    PRN             SOLE          N/A       1,500,000
International
Rectifier Corp     NOTE 4.25%
                   7/15/07       460254AE5     3,910     4,000,000    PRN             SOLE          N/A       4,000,000
Invitrogen         NOTE 2.25%
                   12/15/2006    46185RAD2     1,044     1,000,000    PRN             SOLE          N/A       1,000,000
Mandalay Resort
Group              COMMON        562567107     6,864       100,000     SH             SOLE          N/A         100,000
Maxtor Corp        NOTE 6.8%
                   4/30/10       577729AC0       533       500,000    PRN             SOLE          N/A         500,000
Mercury
Interactive
Corp               NOTE 4.75%
                   7/1/07        589405AB5       988     1,000,000    PRN             SOLE          N/A       1,000,000
Network
Associates         NOTE 5.25%
                   8/15/06       64123LAB7     7,440     7,000,000    PRN             SOLE          N/A       7,000,000
PMC-Sierra Inc     NOTE 3.75%
                   8/15/06       69344FAB2     5,985     6,000,000    PRN             SOLE          N/A       6,000,000
RF Micro Devices   NOTE 3.75%
                   8/15/2005     749941AB6     1,634     1,642,000    PRN             SOLE          N/A       1,642,000
RF Micro Devices   NOTE 1.5%
                   7/1/2010      749941AE0     4,707     4,000,000    PRN             SOLE          N/A       4,000,000
Skechers USA Inc   NOTE 4.50%
                   4/15/07       830566AB1       504       500,000    PRN             SOLE          N/A         500,000
Solectron          COMMON        834182107       673       104,000     SH             SOLE          N/A         104,000
Steel Dynamics     NOTE 4%
                   12/15/2012    858119AD2     1,841     1,000,000    PRN             SOLE          N/A       1,000,000
Toys R Us          COMMON        892335100     2,469       155,000     SH             SOLE          N/A         155,000
Wolverine
Tube Inc           COMMON        978093102     1,373       126,000     SH             SOLE          N/A         126,000